NUVEEN MUTUAL FUNDS

SUPPLEMENT TO PROSPECTUS

Dated March 20, 2008

Nuveen Multistate Trust II

Prospectus dated June 28, 2007, as supplemented October 25, 2007 and November 13, 2007

NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND

On page 8, replace the first paragraph under How the Fund Pursues Its Objective with the following:

“Under normal circumstances, the fund will invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims-paying ability rated at least A at the time of purchase by at least one independent rating agency. In addition, the fund will invest at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency, or are unrated but judged to be of similar credit quality by the fund’s investment adviser, or municipal bonds backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest. The fund will only purchase quality municipal bonds that are rated investment grade (AAA/AAa to BBB/Baa) (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency or are unrated but judged to be of similar credit quality by the fund’s investment adviser.”

On page 12, replace the first paragraph under What Securities We Invest In –Credit Quality with the following:

“Under normal circumstances, the New York Insured Fund will invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims-paying ability rated at least A at the time of purchase by at least one independent rating agency. In addition, the New York Insured Fund will invest at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency or are unrated but judged to be of similar credit quality by the fund’s investment adviser, or are backed by an escrow or trust account containing sufficient U.S. government securities or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest.”

Beginning on page 12, replace the second and third sentence in the first paragraph under What Securities We Invest In – Insurance as follows:

“Under normal market conditions, the New York Insured Fund will invest at least 80% of its net assets in municipal securities covered by insurance guaranteeing the timely payment of principal and interest. For the purposes of the 80% test, insurers must have a claims-paying ability rated at least A by at least one independent rating agency at the time of purchase or at the time the security is insured while in the portfolio. Inverse floating rate securities whose underlying bonds are covered by insurance as described above are included.”

In addition, replace the first sentence of the third paragraph of that section as follows:

“The New York Insured Fund can invest up to 20% of its net assets in investment grade municipal securities rated below AA (based on the higher of the rating of the insurer, if any, or the underlying security) or are unrated but judged to be investment grade by NAM.”

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE

MGN-NYINS-0308D

NUVEEN MUTUAL FUNDS

SUPPLEMENT TO PROSPECTUSES

Dated March 20, 2008

Nuveen Multistate Trust II

Prospectus dated June 28, 2007, as supplemented October 25, 2007 and November 13, 2007

NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND

On page 6, replace the first paragraph under How the Fund Pursues Its Objective with the following:

“Under normal circumstances, the fund will invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims-paying ability rated at least A at the time of purchase by at least one independent rating agency. In addition, the fund will invest at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency, or are unrated but judged to be of similar credit quality by the fund’s investment adviser, or municipal bonds backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest. The fund will only purchase quality municipal bonds that are rated investment grade (AAA/AAa to BBB/Baa) (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency or are unrated but judged to be of similar credit quality by the fund’s investment adviser.”

On page 10, replace the first paragraph under What Securities We Invest In –Credit Quality with the following:

“Under normal circumstances, the California Insured Fund will invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims-paying ability rated at least A at the time of purchase by at least one independent rating agency. In addition, the California Insured Fund will invest at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency or are unrated but judged to be of similar credit quality by the fund’s investment adviser, or are backed by an escrow or trust account containing sufficient U.S. government securities or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest.”

On page 12, replace the second and third sentence in the first paragraph under What Securities We Invest In – Insurance as follows:

“Under normal market conditions, the California Insured Fund will invest at least 80% of its net assets in municipal securities covered by insurance guaranteeing the timely payment of principal and interest. For the purposes of the 80% test, insurers must have a claims-paying ability rated at least A by at least one independent rating agency at the time of purchase or at the time the security is insured while in the portfolio. Inverse floating rate securities whose underlying bonds are covered by insurance as described above are included.”

In addition, replace the first sentence of the third paragraph of that section as follows:

“The California Insured Fund can invest up to 20% of its net assets in investment grade municipal securities rated below AA (based on the higher of the rating of the insurer, if any, or the underlying security) or are unrated but judged to be investment grade by NAM.”

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE

MGN-CAINS-0308D

NUVEEN MUTUAL FUNDS

SUPPLEMENT TO PROSPECTUSES

Dated March 20, 2008

Nuveen Multistate Trust II

Prospectus dated June 28, 2007, as supplemented October 25, 2007 and November 13, 2007

NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND

On page 4, replace the first paragraph under How the Fund Pursues Its Objective with the following:

“Under normal circumstances, the fund will invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims-paying ability rated at least A at the time of purchase by at least one independent rating agency. In addition, the fund will invest at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency, or are unrated but judged to be of similar credit quality by the fund’s investment adviser, or municipal bonds backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest. The fund will only purchase quality municipal bonds that are rated investment grade (AAA/AAa to BBB/Baa) (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency or are unrated but judged to be of similar credit quality by the fund’s investment adviser.”

On page 8, replace the first paragraph under What Securities We Invest In –Credit Quality with the following:

“Under normal circumstances, the Massachusetts Insured Fund will invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims-paying ability rated at least A at the time of purchase by at least one independent rating agency. In addition, the Massachusetts Insured Fund will invest at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency or are unrated but judged to be of similar credit quality by the fund’s investment adviser, or are backed by an escrow or trust account containing sufficient U.S. government securities or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest.”

Beginning on page 8, replace the second and third sentence in the first paragraph under What Securities We Invest In – Insurance as follows:

“Under normal market conditions, the Massachusetts Insured Fund will invest at least 80% of its net assets in municipal securities covered by insurance guaranteeing the timely payment of principal and interest. For the purposes of the 80% test, insurers must have a claims-paying ability rated at least A by at least one independent rating agency at the time of purchase or at the time the security is insured while in the portfolio. Inverse floating rate securities whose underlying bonds are covered by insurance as described above are included.”

In addition, replace the first sentence of the third paragraph of that section as follows:

“The Massachusetts Insured Fund can invest up to 20% of its net assets in investment grade municipal securities rated below AA (based on the higher of the rating of the insurer, if any, or the underlying security) or are unrated but judged to be investment grade by NAM.”

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE

MGN-MAINS-0308D